Income Taxes (Schedule of Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income taxes:
Total deferred tax assets	$ 0	$ 0
Total deferred tax liabilities	(271,988)	(263,906)
Total net deferred tax liabilities	(271,988)	(263,906)
Principal components of deferred tax assets and liabilities:
Drilling and development costs expensed for tax	(294,972)	(189,475)
Tax depreciation in excess of book depreciation	(92,710)	(24,252)
Investment in partnerships	57,227	38,077
Incentive compensation	5,576	2,263
Net operating loss carryforwards	153,558	0
Hedging loss	(109,352)	(80,663)
AMT tax credit	7,999	3,961
Other	686	(13,817)
Total net deferred tax liabilities	$ (271,988)	$ (263,906)